Inventories (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Inventory, Net [Abstract]
Inventory	$ 834,243			¥ 5,660,426	¥ 8,280,145
Allowance for inventory valuation	$ 295,114	¥ 2,002,377	¥ 599,926